CONVERTIBLE PREFERRED STOCK AND EQUITY - Key inputs to calculate the fair value of the warrants (Details) - Level 3	Dec. 31, 2020
Dividend yield
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants and rights outstanding, measurement input	0
Minimum | Expected term
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants and rights outstanding, measurement input	10
Minimum | Volatility
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants and rights outstanding, measurement input	0.550
Minimum | Risk-free interest rate
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants and rights outstanding, measurement input	0.0068
Maximum | Expected term
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants and rights outstanding, measurement input	12
Maximum | Volatility
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants and rights outstanding, measurement input	0.610
Maximum | Risk-free interest rate
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants and rights outstanding, measurement input	0.0093